STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income
Interest income	$ 2,200	$ 28,409
Other income	216,288	16,925
Total income	218,488	45,334
Share of gain (loss) from operating limited partnerships	(934,010)	(348,157)
Expenses and loss
Professional fees	95,497	123,287
Partnership management fee	897,079	1,027,906
Amortization	120,582	270,156
General and administrative expenses	71,834	60,393
Impairment loss	959,317	6,348,580
Operating expenses	2,144,309	7,830,322
NET LOSS	(2,859,831)	(8,133,145)
Net loss allocated to general partner	(7,150)	(20,332)
Net loss allocated to limited partner	$ (2,852,681)	$ (8,112,813)
Net loss per BAC	$ (0.24)	$ (0.69)
Series Forty Seven [Member]
Income
Interest income	$ 366	$ 350
Other income	100,661	7,875
Total income	101,027	8,225
Share of gain (loss) from operating limited partnerships	0	240,558
Expenses and loss
Professional fees	29,736	41,172
Partnership management fee	280,413	362,931
Amortization	0	47,840
General and administrative expenses	22,553	18,938
Impairment loss	0	1,454,844
Operating expenses	332,702	1,925,725
NET LOSS	(231,675)	(1,676,942)
Net loss allocated to general partner	(579)	(4,192)
Net loss allocated to limited partner	$ (231,096)	$ (1,672,750)
Net loss per BAC	$ (0.07)	$ (0.48)
Series Forty Eight [Member]
Income
Interest income	$ 420	$ 420
Other income	79,418	657
Total income	79,838	1,077
Share of gain (loss) from operating limited partnerships	0	113,977
Expenses and loss
Professional fees	25,959	36,010
Partnership management fee	135,960	222,873
Amortization	0	54,924
General and administrative expenses	18,539	15,516
Impairment loss	0	1,384,540
Operating expenses	180,458	1,713,863
NET LOSS	(100,620)	(1,598,809)
Net loss allocated to general partner	(252)	(3,997)
Net loss allocated to limited partner	$ (100,368)	$ (1,594,812)
Net loss per BAC	$ (0.04)	$ (0.69)
Series Forty Nine [Member]
Income
Interest income	$ 1,414	$ 27,639
Other income	36,209	8,393
Total income	37,623	36,032
Share of gain (loss) from operating limited partnerships	(934,010)	(702,692)
Expenses and loss
Professional fees	39,802	46,105
Partnership management fee	480,706	442,102
Amortization	120,582	167,392
General and administrative expenses	30,742	25,939
Impairment loss	959,317	3,509,196
Operating expenses	1,631,149	4,190,734
NET LOSS	(2,527,536)	(4,857,394)
Net loss allocated to general partner	(6,319)	(12,143)
Net loss allocated to limited partner	$ (2,521,217)	$ (4,845,251)
Net loss per BAC	$ (0.42)	$ (0.81)